Competitive Returns  Union Construction Jobs  Housing Opportunities 2019 IBEW - NECA Employee Benefits Conference AFL - CIO HOUSING INVESTMENT TRUST

HIT Overview x $5.9 billion investment grade fixed - income portfolio, benchmarked to the Bloomberg Barclays US Aggregate Bond Index x The AFL - CIO Housing Investment Trust (HIT or Trust) is an internally managed mutual fund registered under Investment Company Act of 1940 and in operation since 1984. x 25 out of 26 consecutive years outperforming the benchmark on a gross basis x No principal losses in the past 18 years x 100% union construction requirement » Includes 101 IBEW - affiliated funds with holdings of $856 million 1

x HIT Invested $11.4 billion nationally (in current dollars) since inception in 1984 x Financed 514 projects in 29 states and DC ; $19.4 billion total development investment x $29.4 billion in total economic activity Output Results (1984 - 2018) Total Number of Projects 514 Union Job Creation 169.2 Million Hours Total Housing Units 110,460 (66% affordable) Construction Job Wages $5.8 Billion (2017$) Total Jobs Created 180,870 Total Income Generated $11.5 Billion (2017$) Total Economic Impact $29.4 Billion (2017$) Source: Pinnacle Economics, Inc., and HIT. Jobs and economic impacts provided are estimates calculated using an IMPLAN input - out put model based on HIT project data. Projects include those with financing of $133.5 million in New Markets Tax Credits by HIT’s subsidiary, Building America. In 2017 dollars. Current as of December 31, 2018. Features of the HIT: 35 Years of Impact Investing* 2

Estimated Work Hours on HIT Projects HIT: Creating Work for the IBEW Since Inception 1984 - 2018 Last 10 Years 2009 - 2018 IBEW Work Hours 25.4 million 9.0 million Total Work Hours 169.2 million 59.8 million Source: Pinnacle Economics, Inc., and HIT. Figures provided by Pinnacle are estimates calculated using an IMPLAN input - output mo del based on HIT project data. Projects include those with financing by HIT’s subsidiary, Building America. Data current as of D ece mber 31, 2018 and in 2017 dollars. As of December 31, 2018 3

Construction securities help provide competitive returns Union pension funds invest in HIT HIT finances development projects through guaranteed securities Union workers contribute to pension funds Construction projects generate good union jobs The HIT Investment Cycle 2 3 4 5 1 Cycle of Sustainable Investment 4

The HIT seeks to offer investors: x Competitive Returns x Low Credit Risk Investment x Diversification x Collateral Benefits ▪ Union Construction Jobs ▪ Affordable Housing ▪ Economic Impact Gateway North Lynn 225 Centre Street Boston 33 Bond Street Brooklyn 606 West 57th Street Manhattan Competitive Returns and Collateral Benefits through Directly Sourced Multifamily Investments 5

Over the next 5 years, we will work to further differentiate the HIT and offer distinct value to our investors. Seeking to deploy more capital to Impact Investments with the objective of improving returns while creating more union jobs and affordable housing. Combined with renewed efforts to reduce our costs, we believe that the HIT will be positioned for success . Our Vision 6

x Boost deal production and Fund yield x Increase value through efficiency and growth x Create more jobs for members of the local Building Trades x Maintain strategy of overweight to high credit quality multifamily investments while enhancing investment authorities x Organizational changes and discipline to be more cost competitive Strategic Plan 7

HIT’s Executive Team Meet Our Team Chang Suh Chief Executive Officer/ Co - Chief Portfolio Manager Erica Khatchadourian Chief Financial Officer Nick Milano General Counsel Thalia Lankin Chief Operating Officer Lesyllee White Chief Marketing Officer Michael Cook Co - Chief Portfolio Manager 8

HIT Objective and Strategy Objective Strategy Core Competency ▪ Generate competitive risk - adjusted fixed - income total returns . ▪ Encourage the construction of housing, including affordable and workforce housing . ▪ Facilitate employment for union members in the construction trades and related industries . ▪ Specialize in directly sourced multifamily MBS that create jobs and affordable housing. ▪ Multifamily MBS tend to provide an income advantage compared to other securities with comparable credit and interest rate risk. ▪ Offer diversification benefits to investors. ▪ Construct and manage a portfolio with:  superior credit quality  higher yield  similar interest rate risk relative to the Barclays Aggregate 9

HIT Performance Relative to Benchmark 10 0.58% 2.16% 2.91% 3.86% 0.16% 1.75% 2.48% 3.42% 0.01% 2.06% 2.52% 3.48% 0.93% 1.57% 2.22% 2.74% -2.5% -1.5% -0.5% 0.5% 1.5% 2.5% 3.5% 4.5% 1-year 3-year 5-year 10-year HIT Gross HIT Net Barclays Aggregate AAA Component Barclays Aggregate Annualized Total Returns vs. Benchmark and AAA Barclays Aggregate Component As of December 31, 2018 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended December 31 , 2018 was 0 . 16% , 1 . 75% , 2 . 48% , and 3 . 42% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus .

HIT vs. Aggregate: Risk Metrics HIT Barclays HIT Barclays Higher Credit Quality Lower Interest Rate Risk U.S. Government/ Agency/AAA/Cash 95.6% 72.8% Effective Duration 5.57 5.93 A & Below 0.1% 23.6% Convexity 0.08 0.17 Higher Yield Similar Call Risk Current Yield 3.42% 3.19% Call Protected 76% 72% Yield to Worst 3.48% 3.27% Not Call Protected 24% 28% As of December 31, 2018 The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482 . 11

x Financial market volatility spiked in the 4th quarter of 2018. x Geopolitical risks remain elevated; most notably with the on - going trade conflict between the U.S. and China. x Signs of an economic slowdown have started to appear in the U.S. as well as abroad. x The U.S. Federal Government Shutdown will likely be a drag on economic growth in 2019. x The Federal Reserve cut its 2019 domestic GDP expectations from 2.5% to 2.3%. x The IMF has cut global growth expectations from 3.7% to 3.5% in 2019. x Despite low unemployment in the U.S., inflation and inflation expectations are at or below the Federal Reserve target of 2%. x Expectations in the market are for the FOMC to remain patient and data dependent in its monetary policy actions. x We believe the HIT is positioned well amid heightened market volatility and the threat of a global economic slowdown given our diversification away from corporate credit and overweight to Agency / AAA credit relative to the benchmark. Macro Outlook 12 Source: IMF, Federal Reserve

Economic, demographic and fundamental trends continued to support the multifamily market in 2018. x Strong job growth and an increase in household formation, up at an annual rate of 2.3 million in the third quarter, supported the sector. x In addition, rental vacancy rates remained below 5%, despite high levels of new supply in some markets and lower net absorption in the fourth quarter of the year. x Rent growth continued to increase nationally, showing an increase of 4.2% annually in 2018 and U.S. commercial property prices rose 8.2% through November of 2018. x Still difficult to access mortgage credit for some single family home buyers. x There is an affordability crisis in almost every metro market. Strong Demand for Multifamily Housing 13 Source: Bloomberg and 2019 Outlook: Freddie Mac Multifamily Research Center As of December 31, 2018, unless otherwise noted

Investments in the Key HIT Markets Since Inception (1984 - 2018) *Source: Pinnacle Economics , Inc., and HIT. Jobs and economic impacts provided are estimates calculated using an IMPLAN input - output model based on HIT project data. Projects include those with financing by HIT’s affiliate, Building America. New York City Boston Chicago Twin Cities St. Louis # of Projects 60 32 50 61 32 HIT Investment ($) $1.5 billion $468.6 million $638.8 million $942.3 million $575.2 million Total Dev. Cost ($) $3.4 billion $1.3 billion $1.5 billion $1.5 billion $946.4 million Union Construction Hours 19.7 million 10.8 million 17.5 million 15.3 million 13.5 million Housing Units 37,100 3,675 11,730 8,915 5,065 Total Economic Impact $3.4 billion $2.2 billion $2.7 billion $2.9 billion $2.1 billion 14

Midwest@Work Strategy: Projected Impacts and Progress to Date Source: Pinnacle Economics, Inc., and HIT. Figures provided by Pinnacle are estimates calculated using an IMPLAN input - output mo del based on HIT project data. Projects include those with financing by HIT’s subsidiary, Building America. Data current as of December 31, 2018. In 2017 dollars. Projected 2016 - 2023 Actual 2016 - 2018 Total Number of Projects 90 30 Total Investment $1.2B $0.6B Total Development Investment $2.1B $1.1B Total Economic Impact $3.8B $2.3B Total Jobs Created 25,150 13,300 Union Construction Jobs Created 9,720 5,470 Total Income Generated $1.4B $0.9B Total Tax Revenue Generated (Local, State, and Federal) $0.4B $0.2B 15

HIT Investments: Rehabilitation and Preservation PIONEER APARTMENTS, ST. PAUL, MINNESOTA ELECTCHESTER, QUEENS ,NY ▪ HIT Commitment: $49 million ▪ Total Development Cost: $49 million ▪ Union Job Hours (estimated): 351,900 ▪ Total Housing Units: 2,399 ▪ IBEW Local 3 ▪ HIT Commitment: $14.5 million ▪ Total Development Cost: $48.7 million ▪ Union Job Hours (estimated): 403,700 ▪ Total Housing Units: 143 ▪ IBEW Local 110 Source : Pinnacle Economics, Inc . , and HIT . Figures provided by Pinnacle are estimates calculated using an IMPLAN input - output model based on HIT project data . Data current as of December 31 , 2018 . 16

HIT Investments: New Construction HORIZONS WATERMARK, BOSTON, MA 1490 SOUTHERN BOULEVARD , BRONX, NY ▪ HIT Commitment: $35.0 million ▪ Total Development Cost: $59.1 million ▪ Union Job Hours (estimated): 456,500 ▪ Total Housing Units: 115 ▪ IBEW Local 3 ▪ Building America CDE : $8.0 million ▪ Total Development Cost: $62.1 million ▪ Union Job Hours (estimated): 455,900 ▪ Homeless Services Center: 211,000 SF ▪ IBEW Local 103 Source : Pinnacle Economics, Inc . , and HIT . Figures provided by Pinnacle are estimates calculated using an IMPLAN input - output model based on HIT and Building America project data . Data current as of December 31 , 2018 . 17

HIT Investments: Expanding Affordability MARK TWAIN SRO APARTMENTS, CHICAGO, IL ▪ HIT Commitment: $27.3 million ▪ Total Development Cost: $39.9 million ▪ Union Job Hours (estimated): 185,700 ▪ Total Housing Units: 148 ▪ IBEW Local 134 Source : Pinnacle Economics, Inc . , and HIT . Figures provided by Pinnacle are estimates calculated using an IMPLAN input - output model based on HIT project data . Data current as of December 31 , 2018 . COVENANT PLACE, ST. LOUIS, MO ▪ HIT Commitment: $6.7 million ▪ Total Development Cost: $24.5 million ▪ Union Job Hours (estimated): 234,900 ▪ Total Housing Units: 102 ▪ IBEW Local 1 18

AFL - CIO Housing Investment Trust CONTACT US Chang Suh, CFA, CEO, Co - Chief Portfolio Manager. Lesyllee White, Chief Marketing Officer Kevin Murphy, Regional Marketing Director Paul Sommers, Midwest Marketing Director 2401 Pennsylvania Ave, NW, Suite 200 Washington, DC 20037 www.aflcio - hit.com +1 202 - 331 - 8055 Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 or by viewing the HIT’s website at www.aflcio - hit.com. The prospectus should be read carefully before investing. This document contains forecasts, estimates, opinions, and/or other information that is subjective. Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate. There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn. It should not be considered as investment advice or as a recommendation of any kind.